Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Derivative instruments	$ 3,650	$ 2,859
Taxation loss carryforwards and disallowed finance costs	58,310	47,610
Vessels and equipment	(1,256)	(4,197)
Other items	(2,636)	9,494
Gross deferred tax assets	58,068	55,766
Valuation allowance	(54,005)	(54,707)
Other assets
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Assets, Net	4,063	1,059
Deferred Tax Assets, Net of Valuation Allowance	(5,386)	(2,826)
Other Liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Liabilities, Net	$ 1,323	$ 1,767